STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended					102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
Statements Of Operations And Comprehensive Income Loss Parenthetical
Non-employee stock compensation expense	$ 80,080	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,774,945